Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A common stock, par value $0.001 per share
Amount Registered | shares	9,200,000
Maximum Aggregate Offering Price	$ 181,378,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,048.30
Offering Note	Includes offering price of additional shares of Series A common stock that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the $19.99 (high) and $19.44 (low) sale price of the registrant's shares of Series A common stock as reported on The Nasdaq Global Select Market on June 8, 2026, which date is within five business days prior to filing this Registration Statement.